Note 21 Debt certificates (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Issued in Euros
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 40,289	€ 44,622
Issued in Euros | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,521	5,416
Issued in Euros | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		19,022	16,256
Issued in Euros | Covered bons [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		5,691	6,734
Issued in Euros | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost	[1]	632	800
Issued in Euros | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,119	2,168
Issued in Euros | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		3,073	6,182
Issued in Euros | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		7,232	7,066
Issued in Euros | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,750	3,000
Issued in Euros | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		4,482	4,066
Other exchanges [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		28,772	24,086
Other exchanges [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		923	336
Other exchanges [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		10,568	8,684
Other exchanges [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		101	99
Other exchanges [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost	[1]	4,754	4,722
Other exchanges [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		0	0
Other exchanges [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		1,956	1,479
Other exchanges [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		10,470	8,766
Other exchanges [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		2,804	2,715
Other exchanges [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt Securities at amortized cost		€ 7,666	€ 6,051

[1]	(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.